Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Ziv Haft
Auditor Firm ID	1185
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Inspira Technologies Oxy B.H.N. Ltd. (the “Company”) as of December 31, 2024 and 2023, the related statements of comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively, the “Financial Statements”). In our opinion, the Financial Statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).